INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
Schedule of inventories
in millions of $	As of December 31,
	2014	2015

Raw materials	88.3	110.8
Work-in-progress	2.1	39.1
Finished goods	88.5	243.6
Project assets	25.5	12.6

	204.4	406.1